Current liabilities - Warrants Financial Liability	6 Months Ended
Jun. 30, 2025
Current liabilities - Warrants Financial Liability [Abstract]
Current liabilities - Warrants financial liability

Note 6. Current liabilities - Warrants financial liability

	June 30, 2025	December 31, 2024
	$	$
	Unaudited

Warrants at fair value	2,623,773	5,140,921

The Company accounts for warrants issued to investors in conjunction with IFRS 9 “Financial Instruments” accounting standards issued by IASB.

(a)

On August 25, 2022, the Company completed its U.S. listing on the Nasdaq via the issuance of 3,220,338 American Depository Shares (“ADSs”), each ADS representing two hundred seventy five ordinary shares of the Company, no par value, and the accompanying 3,220,338 tradable pre-funded warrants for a total consideration of $13,299,996. Each ADS represents 275 ordinary shares, no par value, of the Company. One tradable pre-funded warrant gives the holder the right to purchase one ADS. Each tradable pre-funded warrants exercised to one ADS at an exercise price of $5.00, has 5-year term, and can be exercised any time before expiry date August 24, 2027.

In addition, on August 25, 2022, in connection with the U.S listing, the Company granted a total of 161,017 representative warrants each exercised to one ADS at an exercise price of $5.16. The representative warrants have 5-year term, and they can be exercised any time before their expiry date August 25, 2027. The representative warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The tradable pre-funded warrant and representative warrant are referred herein together as “August 2022 Warrants”. The August 2022 Warrants represent financial liabilities at fair value through profit or loss.

On June 30, 2023, the Company reassessed the valuation methodology applied to the valuation of the August 2022 Warrants, in conjunction with an independent valuation from a third party. The August 2022 Warrants are trading on Nasdaq and based on current market activity, it was deemed to be in an active market. The directors believe the quoted share price of the MOBBW security trading on the Nasdaq represents a more accurate valuation of the August 2022 Warrants based on the guidance of IFRS 13 Fair Value Measurement where the fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities. This has resulted in a change of valuation (moving from Level 2 fair value measurement type to Level 1) that was applied on December 31, 2022, as a change in accounting estimates

The following assumptions were based on observable market conditions that existed at December 31, 2024 and June 30, 2025:

Assumption	At December 31, 2024		At June 30, 2025
Fair value hierarchy	Level 1	Level 1	Level 1	Level 1
Exercise price	$5.0	$5.16	$5.0	$5.16
Warrant price	$0.800	$0.800	$0.370	$0.370
Fair value per warrant	$0.800	$0.800	$0.370	$0.370

For the half-year ended June 30, 2025, the Company recorded fair value gain, net of translation adjustments of $1,259,897 under the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as a result of the change in the fair value of August 2022 Warrants.

(b)

On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for total consideration of $2,949,857. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant.

During April 2024 and December 2024, 520,078 pre-funded warrants were exercised into 520,078 ADS for a total of $52, and 896,276 pre-funded warrants were exercised into 895,842 ADS on a cashless basis

In addition, on January 30, 2024, in a concurrent private placement, the Company issued to the investors in the registered direct offering warrants to purchase up to an aggregate of 1,903,225 ADS at an exercise price of $1.55 per ADS. The warrants have 5-year term, and they can be exercised any time before expiry date January 30, 2029. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

In addition, on January 30, 2024, in connection with the registered direct offering, the Company granted a total 95,161 placement agent warrants each exercisable to one ADS at an exercise price of $1.55. The placement agent warrants have 5-year term, and they can be exercised any time before expiry date January 30, 2029. The placement agent warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

During December 2024, 761,290 private placement warrants were exercised for a total of $1,180,000

The pre-funded warrant, private placement warrants, and placement agent warrant are referred herein together as “January 2024 Warrants”. The January 2024 Warrants represent financial liabilities at fair value through profit or loss.

The following assumptions were based on observable market conditions that existed at issued date and of June 30, 2025:

	At December 31, 2024		At June 30, 2025
Assumption Fair value hierarchy	Pre-funded Level 2	Regular Level 2	Regular Level 2
Historical volatility	92.0%	92.0%	112.7%
Exercise price	$0.000	$1.550	$1.550
Share price	$3.810	$3.810	$2.520
Risk-free interest rate	4.4%	4.4%	3.7%
Dividend yield	0%	0%	0%
Fair value per warrant	$3.810	$2.260	$1.244

For the half-year ended June 30, 2025, the Company recorded fair value gain, net of translation adjustments of $1,257,251 under the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as a result of the change in the fair value of January 2024 Warrants.

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the year ended June 30, 2025, is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,259,897)	(1,257,251)	-	(2,517,148)
Warrant liability as of June 30, 2025	$1,085,187	$1,538,586	-	$2,623,773